UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Saxon Asset Securities Company
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period October 1, 2019 to December 31, 2019
Date of Report (Date of earliest event reported): February 14, 2020
Commission File Number of securitizer:          025-00924
Central Index Key Number of securitizer:       0001014299
Amy Kim, Managing Director, Phone: (212) 762-5079

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐
 ☐  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:  __________________________

Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  ________________________________
Central Index Key Number of underwriter (if applicable):      ________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga–1 Representations and Warranties Disclosure
The disclosures required to be filed by Saxon Asset Securities Company (the "Securitizer") by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2) are included as Exhibit 99.1.  See Exhibits.

Exhibits
99.1     The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2) according to the filing requirements of Rule 15Ga-1(c)(2).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  February 14, 2020

SAXON ASSET SECURITIES COMPANY (SECURITIZER)

By:	/s/ Anish Sheth
	Name	Anish Sheth
	Title	Director

Exhibit Index
Exhibit 99.1	The table required to be filed by the Securitizer by Rule 15Ga-1(c)(2) according to the filing requirements of Rule 15Ga-1(c)(2).